RELATED PARTIES (Details 1)	12 Months Ended
Dec. 31, 2017
Eufores S.A. [Member]
Country of incorporation of subsidiary	Uruguay
Description of functional currency	U.S. Dollar
Celulosa y Energia Punta Pereira S.A. [Member]
Country of incorporation of subsidiary	Uruguay
Description of functional currency	U.S. Dollar
Zona Franca Punta Pereira S.A. [Member]
Country of incorporation of subsidiary	Uruguay
Description of functional currency	U.S. Dollar
Forestal Cono Sur S.A. [Member]
Country of incorporation of subsidiary	Uruguay
Description of functional currency	U.S. Dollar
Stora Enso Uruguay S.A. [Member]
Country of incorporation of subsidiary	Uruguay
Description of functional currency	U.S. Dollar
El Esparragal Asociacion Agraria de R.L. [Member]
Country of incorporation of subsidiary	Uruguay
Description of functional currency	U.S. Dollar
Ongar S.A. [Member]
Country of incorporation of subsidiary	Uruguay
Description of functional currency	U.S. Dollar
Terminal Logistica e Industrial M’Bopicua S.A. [Member]
Country of incorporation of subsidiary	Uruguay
Description of functional currency	U.S. Dollar